Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Derivative Instruments and Hedging Activities [Abstract]
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 402	¥ 479
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	730	753
Cash collateral receivables against net derivative liabilities	1,902	1,591
Cash collateral payables against net derivative assets	2,551	2,205
Cash collateral receivables, not being offset against net derivatives	240	298
Cash collateral payables, not being offset against net derivatives	¥ 938	¥ 673